Preferred Stock (Summary Of Issued And Outstanding Preferred Stock) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock [Line Items]
Total Preferred Stock
Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	258,000,000
Nonredeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	5,784,825
Nonredeemable preferred stock, value	145,000,000
Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	4,534,958
Redeemable preferred stock, value	113,000,000
5.00% Series [Member] | Nonredeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	400,000
Nonredeemable preferred stock, value	10,000,000
5.50% Series [Member] | Nonredeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	1,173,163
Nonredeemable preferred stock, value	30,000,000
6.00% Series [Member] | Nonredeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	4,211,662
Nonredeemable preferred stock, value	105,000,000
4.36% Series [Member] | Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	418,291
Redemption Price	$ 25.75
Redeemable preferred stock, value	11,000,000
4.50% Series [Member] | Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	611,142
Redemption Price	$ 26.00
Redeemable preferred stock, value	15,000,000
4.80% Series [Member] | Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	793,031
Redemption Price	$ 27.25
Redeemable preferred stock, value	20,000,000
5.00% Series [Member] | Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	1,778,172
Redemption Price	$ 26.75
Redeemable preferred stock, value	44,000,000
5.00% Series A [Member] | Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	934,322
Redemption Price	$ 26.75
Redeemable preferred stock, value	$ 23,000,000